Portfolio 21 Global Equity Fund
Portfolio 21 Global Equity Fund
Investment Objective
The Portfolio 21 Global Equity Fund (the “Global Equity Fund” or “Fund”) seeks long-term capital growth.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Global Equity Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Portfolio 21 Global Equity Fund	Institutional Class	Retail Class
Redemption Fee (as a percentage of amount redeemed within 90 days of purchase)	none	none

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Portfolio 21 Global Equity Fund	Institutional Class	Retail Class
Management Fee	0.90%	0.90%
Distribution and Service (12b-1) Fee	none	0.20%
Other Expenses	0.18%	0.23%
Total Annual Fund Operating Expenses	1.08%	1.33%

Example
This Example is intended to help you compare the costs of investing in the Global Equity Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem (sell) all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example - Portfolio 21 Global Equity Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Institutional Class	110	343	595	1,317
Retail Class	135	421	729	1,601

Portfolio Turnover
The Global Equity Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s turnover rate was 23% of the average value of its portfolio.

Principal Investment Strategies
The Global Equity Fund invests primarily in common stocks of companies that Trillium Asset Management, LLC (the “Adviser”) believes are leaders in managing environmental risks and opportunities, have above average growth potential, and are reasonably valued. Under normal market conditions, the Fund’s net assets (plus any borrowings for investment purposes) will be fully invested, but at least 80%, in equity securities. The Fund will provide shareholders with at least 60 days’ notice before changing this 80% policy. The Fund invests globally and has exposure to both emerging and developed markets. The Fund may invest in companies of any size, and seeks diversification by country and economic sector.

The Global Equity Fund generally will invest approximately 50%, and at least 40%, of its net assets in foreign companies. Foreign companies are those that either maintain their principal place of business outside of the United States, have their securities principally traded on non-U.S. exchanges or were formed under the laws of non-U.S. countries. Foreign companies may include companies doing business in the United States but meet the general criteria of a foreign company described above. The Fund generally will invest in approximately 15 to 20, and at least three, different countries outside of the United States.

The Global Equity Fund’s foreign holdings may include companies domiciled in emerging markets as well as companies domiciled in developed markets. There is no limit to the percent of the Fund’s foreign holdings that may be invested in either emerging or developed markets and therefore the Fund may be invested entirely in companies from emerging markets.

The Adviser believes that the best long-term investments are found in companies with above-average financial characteristics and growth potential that also excel at managing environmental risks and opportunities and societal impact. The Adviser believes that a company’s understanding of environmental principles demonstrates the qualities of innovation and leadership that create a distinct competitive advantage and build long-term value. Therefore, the Adviser conducts fundamental research to find companies with attractive environmental, societal, and financial attributes. In conducting fundamental research the Adviser combines traditional investment information with proprietary environmental analysis. The Adviser believes that this creates a complete picture of how each company behaves commercially and how it deals with existing and emerging environmental risks and opportunities. The Adviser considers a company’s position on various factors such as ecological limits, environmental stewardship, environmental strategies, stance on human rights and equality, societal impact as well as its corporate governance practices.

The Adviser believes that finding companies that meet its financial and environmental standards is an important part of the process, but that it is also critical to make investments at reasonable valuations.

A security will be sold within a reasonable period of time if the company no longer meets the Adviser’s environmental evaluation criteria or if the company no longer meets the Adviser’s minimum financial standards.

Additionally, the Global Equity Fund may participate in securities lending arrangements of up to 33 1/3% of the securities in its portfolio to brokers, dealers and financial institutions (but not individuals) in order to increase the return on its portfolio.

Principal Investment Risks
There is a risk that you could lose all or a portion of your investment in the Global Equity Fund. The following principal risks can affect the value of your investment:

•	Equity Risk: Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value. These fluctuations may cause a security to be worth less than its cost when originally purchased or less than it was worth at an earlier time.

•	General Market Risk: Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issues in other countries or regions.

•	Large Companies Risk: Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. In addition, large-cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

•	Small- and Mid-Sized Company Risk: Investing in securities of small- and medium-sized companies, even indirectly, may involve greater volatility than investing in larger and more established companies.

•	Management Risk: The Adviser may fail to implement the Global Equity Fund’s investment strategies and meet its investment objective. There is no guarantee that the Adviser’s judgments about the attractiveness, value and potential appreciation of particular investments in which the Fund invests will be correct or produce the desired results.

•	Foreign Securities and Emerging Markets Risk: Foreign securities involve increased risks due to political, social and economic developments abroad, as well as due to differences between United States and foreign regulatory practices. Because securities of foreign issuers generally will not be registered with the SEC, and such issuers will generally not be subject to the SEC’s reporting requirements, there is likely to be less publicly available information concerning certain of the foreign issuers of securities held by the Fund than is available concerning U.S. companies. Additionally, with respect to some foreign countries there may be the possibility of expropriation or confiscatory taxation. Securities that are denominated in foreign currencies are subject to the further risk that the value of the foreign currency will fall in relation to the U.S. dollar and/or will be affected by volatile currency markets or actions of U.S. and foreign governments or central banks. Currency exchange rates may fluctuate significantly over short periods of time. To the extent the Fund invests in issuers located in emerging countries, these risks may be more pronounced.

•	Environmental Policy Risk: The Global Equity Fund’s environmental policy could cause it to underperform compared to similar funds that do not have such a policy. Accordingly, the Fund may forego opportunities to buy certain securities when it might otherwise be advantageous to do so, or may sell securities for environmental reasons when it might be otherwise disadvantageous for it to do so.

•	Securities Lending Risk: There are certain risks associated with securities lending, including the risk that when lending portfolio securities, the securities may not be available to the Global Equity Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price.

Performance
The following performance information provides some indication of the risks of investing in the Global Equity Fund. The bar chart below illustrates how the Fund’s Retail Class shares total returns have varied from year to year. The table below illustrates how the Fund’s average annual total returns for 1, 5, and 10-year periods compare with that of a broad-based securities index and an additional index provided to offer a broader market perspective. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.trilliummutualfunds.com.

Calendar Year Total Return as of December 31,* Retail Class

* The Global Equity Fund’s year-to-date return as of September 30, 2016 was 5.81%.
During the period shown in the bar chart, the Global Equity Fund’s Retail Class shares’ highest quarterly return was 20.42% for the quarter ended June 30, 2009, and the lowest quarterly return was -17.03% for the quarter ended December 31, 2008.

Average Annual Total Returns as of December 31, 2015
Average Annual Returns - Portfolio 21 Global Equity Fund	Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Retail Class	Retail Class Return Before Taxes	1.91%	5.59%	5.24%
Institutional Class	Institutional Class Return Before Taxes	2.20%	5.89%	5.54%
After Taxes on Distributions | Retail Class	Retail Class Return After Taxes on Distributions	0.68%	4.82%	4.84%
After Taxes on Distributions and Sale of Fund Shares | Retail Class	Retail Class Return After Taxes on Distributions and Sale of Fund Shares	2.31%	4.52%	4.36%
MSCI ACWI Index (Net Total Return) (reflects no deduction for fees or expenses)	MSCI ACWI Index (Net Total Return) (reflects no deduction for fees or expenses)	(2.36%)	6.09%	4.75%

Retail Class shares of the Global Equity Fund commenced operations on September 30, 1999. Institutional Class shares of the Fund commenced operations on March 30, 2007. Performance shown for Institutional Class shares for periods prior to its inception (10 years and Since Inception) reflects the performance of Retail Class shares.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”). The “Return After Taxes on Distributions” may be higher than the “Return Before Taxes” figures because the Fund receives dividends on securities that are net of foreign taxes.  Such taxes are eligible for pass through of foreign tax credits. Shareholders can use the foreign tax credits to reduce their tax liability. With a reduced tax liability, the shareholders are then able to reinvest more of the dividends allowing for a higher return. The “Return After Taxes on Distributions and Sale of Fund Shares” is higher than other return figures when a capital loss occurs upon the redemption of Fund shares.